Exhibit 99.2

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

                                                                               For the Month Ended: June 30, 2012:

Investment Cost Recovery Group Total	IRC’s Collected $2,334,809.78 IRC’s Remitted $2,266,230.97*

*Includes $192,032.20 collected in May and remitted in June.  Difference between total collected and total remitted amount reflects $260,611.01 collected in June and remitted in July.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of July 2012.

ENTERGY LOUISIANA, LLC, as Servicer

By:  /s/ Frank Williford_____________________
Name:  Frank Williford
Title:    Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

                                                                               For the Month Ended: July 31, 2012:

Investment Cost Recovery Group Total	IRC’s Collected $3,031,604.28 IRC’s Remitted $2,899,232.66*

*Includes $260,611.01 collected in June and remitted in July.  Difference between total collected and total remitted amount reflects $392,982.63 collected in July and remitted in August.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of August, 2012.

ENTERGY LOUISIANA, LLC, as Servicer

By:  /s/ Frank Williford_____________________
Name:  Frank Williford
Title:    Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

                                                                               For the Month Ending August 31, 2012:

Investment Cost Recovery Group Total	IRC’s Collected $3,091,676.63 IRC’s Remitted $3,279,460.45*

*Includes $392,982.63 collected in July and remitted in August.  Difference between total collected and total remitted amount reflects $205,198.81 collected in August and remitted in September.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of September, 2012.

ENTERGY LOUISIANA, LLC, as Servicer

By:  /s/ Frank Williford_____________________
Name:  Frank Williford
Title:    Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

                                                                               For the Month Ended: September 30, 2012:

Investment Cost Recovery Group Total	IRC’s Collected $2,860,877.09 IRC’s Remitted $2,696,716.38*

*Includes $205,198.81 collected in August and remitted in September.  Difference between total collected and total remitted amount reflects $369,359.52 collected in September and remitted in October.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of October 2012.

ENTERGY LOUISIANA, LLC, as Servicer

By:  /s/ Frank Williford_____________________
Name:  Frank Williford
Title:    Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

                                                                               For the Month Ended: October 31, 2012:

Investment Cost Recovery Group Total	IRC’s Collected $3,016,258.74 IRC’s Remitted $3,233,979.69*

*Includes $369,359.52 collected in September and remitted in October.  Difference between total collected and total remitted amount reflects $151,638.57 collected in October and remitted in November.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of November 2012.

ENTERGY LOUISIANA, LLC, as Servicer

By:  /s/ Frank Williford_____________________
Name:  Frank Williford
Title:    Director, Financings and Asst. Treasurer